IFRS 7 Disclosure (Structural Interest Rate Sensitivity Measures) (Details) - CAD ($) $ in Millions	6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	$ 1,861
NII Sensitivity	1,053
EVE Sensitivity	1,861	$ 1,722	$ 1,106
NII Sensitivity	(1,053)	(1,152)	(910)
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	2,312
NII Sensitivity	875
EVE Sensitivity	(2,312)	(2,136)	(1,682)
NII Sensitivity	875	$ 969	$ 785
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	385
NII Sensitivity	(484)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(502)
NII Sensitivity	457
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	1,476
NII Sensitivity	(569)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(1,810)
NII Sensitivity	$ 418